SUBORDINATED LIABILITIES - Schedule of Subordinated Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Subordinated liabilities [abstract]
£325m Sterling preference shares, notional amount	£ 325	£ 325
£325m Sterling preference shares	343	343
Undated subordinated liabilities	204	205
Dated subordinated liabilities	2,005	1,484
Subordinated liabilities	£ 2,552	£ 2,032